FAIR VALUE MEASUREMENTS (Changes in fair value of Foreign Exchange Option) (Details) - Foreign exchange option - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	¥ (12,923,817)	¥ 0	¥ 846,718
Purchase of foreign exchange options	(8,544,149)	(9,316,000)	0
Cash Settlement		0	(516,012)
Change in fair value of foreign exchange options	18,808,763	(3,607,817)	(330,706)
Balance at December 31,	¥ (2,659,203)	¥ (12,923,817)	¥ 0